As filed with the Securities and Exchange Commission on February 20, 1998.

                                                    Registration No. 333 - 7509
                                                                     811 - 7689

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                       SECURITIES AND EXCHANGE COMMISSION

                            WASHINGTON, D.C.  20549

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                                    FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [X]

                     Pre-Effective Amendment No.
                                                ---

                     Post-Effective Amendment No. 3
                                                 ---
                                      and

                       REGISTRATION STATEMENT UNDER THE                 [X]
                        INVESTMENT COMPANY ACT OF 1940

                          Amendment No. 4
                                       ---

                PFL RETIREMENT BUILDER VARIABLE ANNUITY ACCOUNT
                -----------------------------------------------
                           (Exact Name of Registrant)

                           PFL LIFE INSURANCE COMPANY
                           --------------------------
                              (Name of Depositor)

            4333 Edgewood Road N.E., Cedar Rapids, Iowa  52499-0001
              (Address of Depositor's Principal Executive Offices)

               Depositor's Telephone Number, including Area Code

                                 (319) 297-8468

                             Frank A. Camp, Esquire
                           PFL Life Insurance Company
                            4333 Edgewood Road, N.E.
                         Cedar Rapids, Iowa  52499-0001
                    (Name and Address of Agent for Service)

                                    Copy to:

                         Frederick R. Bellamy, Esquire
                     Sutherland, Asbill and Brennan L.L.P.
                        1275 Pennsylvania Avenue, N.W.
                         Washington, D.C.  20004-2404

                              ------------------------



                              ------------------------


It is proposed that this filing will become effective:


        immediately upon filing pursuant to paragraph (b) of Rule 485.
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 X      on March 23, 1998 pursuant to paragraph (b)(1)(iii) of Rule 485.
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        60 days after filing pursuant to paragraph (a)(i) of Rule 485
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        on              pursuant to paragraph (a)(i) of Rule 485
-----      ------------



If appropriate, check the following box:

         X      This post-effective amendment designates a new effective date
        ---
for a previously filed post-effective amendment.

        This filing incorporates by reference the Prospectus, Statement of Additional Information and Part C of the Post-Effective Amendment No. 1 filed on April 29, 1997.

        This filing incorporates by reference the Prospectus, Statement of Additional Information and Part C of the Post-Effective Amendment No. 2 filed on December 23, 1997.

                                  SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Rule 485 and has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 19th day of February, 1998.


                                            PFL RETIREMENT BUILDER
                                            VARIABLE ANNUITY ACCOUNT

                                            PFL LIFE INSURANCE COMPANY
                                            Depositor

                                                                              *
                                            ---------------------------------
                                            William L. Busler
                                            President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the duties indicated.


Signatures                          Title                              Date
----------                          -----                              ----
                                *   Director                           February __, 1998
-------------------------------
Patrick S. Baird

/s/ Craig D. Vermie                 Director                           February 19, 1998
-------------------------------
Craig D. Vermie

                                *   Director                           February __, 1998
-------------------------------     (Principal Executive Officer)
William L. Busler

                                *   Director                           February __, 1998
-------------------------------
Patrick E. Falconio

                                *   Director                           February __, 1998
-------------------------------
Douglas C. Kolsrud

                                *   Vice President and                 February __, 1998
-------------------------------     Corporate Controller
Robert J. Kontz

                                *   Treasurer                          February __, 1998
-------------------------------
Brenda K. Clancy


                *     By:    Craig D. Vermie, attorney in fact.